SHARE-BASED PAYMENT (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Weighted Average exercise price	$ 4.9	$ 4.9
Range 076 To 471 [Member] | Share-based payment arrangements [member]
IfrsStatementLineItems [Line Items]
Options outstanding		2,229,113
Weighted Average remaining contractual Term	6 years 7 months 24 days
Weighted Average exercise price		$ 2.92
Options exercisable		1,325,043